Note 6 - Capital Leased Assets (Details) - Leased Property under Capital Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Leased Property under Capital Leases [Abstract]
Leased property under capital leases	$ 10,285	$ 10,116
Less accumulated amortization	(3,867)	(3,397)
Leased property under capital leases, net	$ 6,418	$ 6,719